Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
BORROWINGS

10.  BORROWINGS

As of December 31, 2024 and 2023, summary of the borrowings is as following:

					As of December 31,
					2024		2023
Bank and other financial institution	Annual interest rate	Start	Maturity	Principal	Long-term	Long-term (current portion)	Long-term	Long-term (current portion)
				USD	USD	USD	USD	USD
Maybank Singapore Limited	5.00%	July 2022	July 2027	292,783	95,624	59,887	161,038	58,998
OCBC Bank	2.50%	March 2021	March 2026	21,959	-	-	5,564	4,640
OCBC Bank	4.25%	September 2021	September 2026	25,619	-	-	9,987	5,349
				340,361	95,624	59,887	176,589	68,987

Interest expenses were $9,691, $23,196 and $17,813 for the years ended December 31, 2024, 2023 and 2022, respectively. The borrowings above are guaranteed by the Group’s shareholder, Poh Kiong Tan.

Debt Maturities

The contractual maturities of the Group’s borrowings as of December 31, 2024 were as follows:

Amount
USD
Within 1 year	59,887
1 – 2 years	62,951
2 – 3 years	32,673
Total	155,511